SHORT-TERM BORROWINGS	12 Months Ended
Dec. 31, 2013
SHORT-TERM BORROWINGS
SHORT-TERM BORROWINGS

13. SHORT-TERM BORROWINGS

Short-term borrowings consisted of the following:

		As of December 31
		2012	2013
	Maturities	RMB	RMB
Unsecured short-term bank loans	April 2013 to July 2013	60,000	—
Secured short-term borrowingsfrom third party	April 2014 to May 2014	—	50,000
Unsecured short-term borrowingsfrom third parties	February 2014 to December 2014	—	20,800
Unsecured short-term borrowings from individuals	July 2013 to November 2014	—	27,630
Total Short-term borrowings		60,000	98,430

As of December 31, 2013, secured short-term loans consisted of the following loans:

•                  RMB 50,000 was secured by pledge of 100% equity of Beijing Jinghan Yingcai Education Technology Co., Ltd. (“Jinghan Yingcai”), which is wholly owned by Ambow Sihua.

The weighted average interest rate of short-term bank loans outstanding was 6.87%per annum as of December 31, 2012 and was 20.23% per annum for the borrowings outstanding from third parties and individuals as of December 31, 2013. The fair values of the short-term loans approximate their carrying amounts. The weighted average short-term borrowings for the years ended December 31, 2013 and 2012 was RMB 66,049 and RMB 23,781, respectively.

The short-term borrowings incurred interest expenses for the years ended December 31, 2011, 2012 and 2013 amounting to RMB 4,685, RMB 4,365 and RMB 6,533, respectively. There was neither capitalization as additions to construction in progress nor guarantee fees for each of three years ended December 31, 2013.

As of the date of the issuance of the financial statements, RMB 78,630 of the above short-term borrowings has been overdue for repayment , which was still outstanding.